Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

	December 31, 2017	December 31, 2016
	(in thousands)
Personnel related liabilities	$168,964	$135,349
Facility related liabilities	13,061	14,182
General overhead liabilities	41,789	31,126
Other liabilities	4,628	7,584
Short term government grants (note 11)	35	54
Restructuring and other items (note 14)	5,026	2,432
	$233,503	$190,727